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Schedule of Investments
(unaudited)
Templeton Global Smaller Companies Fund 2
Notes to Schedule of Investments 6

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited), May 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 94.6%
Australia 1.6%
Orica Ltd. ...................... Chemicals 816,953 $ 13,428,887
Austria 0.5%
DO & CO AG ................... Commercial Services & Supplies 19,374 4,383,980
Bahamas 1.7%
a
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 272,299 6,467,101
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 314,014 7,457,833
Brazil 2.4%
Localiza Rent a Car SA ............ Ground Transportation 1,412,600 11,766,650
XP, Inc. , A ...................... Capital Markets 444,163 7,404,197
19,170,847
Canada 2.5%
b
Athabasca Oil Corp. .............. Oil, Gas & Consumable Fuels 993,100 7,858,935
Canaccord Genuity Group, Inc. ...... Capital Markets 1,271,000 12,058,666
19,917,601
China 1.8%
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 5,516,000 3,117,183
Sunresin New Materials Co. Ltd. , A ... Chemicals 1,264,236 11,201,304
14,318,487
Denmark 2.1%
FLSmidth & Co. A/S .............. Machinery 213,586 16,753,525
Germany 1.3%
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 195,288 10,475,822
Hong Kong 2.1%
Techtronic Industries Co. Ltd. ....... Machinery 1,143,790 16,980,249
India 1.2%
CESC Ltd. ..................... Electric Utilities 5,129,677 9,827,778
Israel 1.5%
b
Nayax Ltd. ..................... Electronic Equipment, Instruments &
Components 155,972 11,961,501
Italy 4.8%
c
Carel Industries SpA , 144A , Reg S ... Building Products 201,236 7,311,580
De' Longhi SpA .................. Household Durables 192,024 7,975,889
Sanlorenzo SpA ................. Leisure Products 233,154 10,094,163
c
Technogym SpA , 144A , Reg S ...... Leisure Products 655,928 13,614,850
38,996,482
Japan 9.3%
a
Aica Kogyo Co. Ltd. .............. Chemicals 342,300 7,409,201
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 326,100 9,906,260
Azbil Corp. ..................... Electronic Equipment, Instruments &
Components 1,179,900 12,313,360
GMO Payment Gateway, Inc. ....... Financial Services 164,400 9,057,970
Kaneka Corp. ................... Chemicals 302,600 10,477,996
Miura Co. Ltd. ................... Machinery 572,400 11,547,759
a
SBI Shinsei Bank Ltd. ............. Banks 668,200 5,863,730

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Sugi Holdings Co. Ltd. ............ Consumer Staples Distribution & Retail 494,600 $ 8,547,933
75,124,209
New Zealand 0.8%
Summerset Group Holdings Ltd. ..... Health Care Providers & Services 1,401,147 6,724,522
Saudi Arabia 1.5%
Ades Holding Co. ................ Energy Equipment & Services 2,430,004 12,426,525
South Korea 2.4%
Classys, Inc. .................... Health Care Equipment & Supplies 457,589 13,592,444
Soulbrain Co. Ltd. ................ Chemicals 22,195 5,647,551
19,239,995
Switzerland 3.5%
c
Medacta Group SA , 144A , Reg S .... Health Care Equipment & Supplies 66,496 12,154,549
Siegfried Holding AG .............. Life Sciences Tools & Services 152,016 15,922,356
28,076,905
Taiwan 3.9%
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 839,000 13,829,063
Wiwynn Corp. ................... Technology Hardware, Storage & Peripherals 105,000 17,947,526
31,776,589
United Kingdom 7.1%
Fevertree Drinks plc .............. Beverages 767,364 8,065,758
Howden Joinery Group plc ......... Trading Companies & Distributors 1,147,854 11,834,404
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 301,304 13,301,013
Savills plc ...................... Real Estate Management & Development 881,476 9,876,537
b,c
Watches of Switzerland Group plc , 144A Specialty Retail 1,513,081 14,619,601
57,697,313
United States 42.6%
Advanced Drainage Systems, Inc. .... Building Products 107,953 15,022,740
Alamo Group, Inc. ................ Machinery 58,499 8,816,384
b
Ambiq Micro, Inc. ................ Semiconductors & Semiconductor Equipment 286,529 22,824,900
a
Atlas Energy Solutions, Inc. , A ....... Energy Equipment & Services 909,364 15,177,285
Cabot Corp. .................... Chemicals 115,615 10,117,469
b
Charles River Laboratories International,
Inc. ......................... Life Sciences Tools & Services 82,036 14,824,726
CubeSmart ..................... Specialized REITs 329,955 13,198,200
a,b
Freshpet, Inc. ................... Food Products 183,533 9,470,303
a,b
Guardian Pharmacy Services, Inc. , A .. Health Care Providers & Services 272,240 10,546,578
b
Healthcare Services Group, Inc. ..... Commercial Services & Supplies 1,038,281 21,388,589
Huntington Bancshares, Inc. ........ Banks 847,893 13,871,529
b
Illumina, Inc. .................... Life Sciences Tools & Services 127,101 20,712,379
b
Ingevity Corp. ................... Chemicals 129,454 8,779,570
JBT Marel Corp. ................. Machinery 115,516 15,524,195
b
Jones Lang LaSalle, Inc. ........... Real Estate Management & Development 57,611 16,264,161
b
Knowles Corp. .................. Electronic Equipment, Instruments &
Components 289,184 10,818,373
Leonardo DRS, Inc. .............. Aerospace & Defense 216,198 10,541,814
Levi Strauss & Co. , A ............. Textiles, Apparel & Luxury Goods 524,453 12,167,310
b
NCR Atleos Corp. ................ Financial Services 176,363 7,865,790
Seacoast Banking Corp. of Florida ... Banks 442,721 13,418,874
a,b
SharkNinja, Inc. ................. Household Durables 142,091 17,319,472

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 8 .
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
b
Sonos, Inc. ..................... Household Durables 913,571 $ 14,416,150
b
Texas Capital Bancshares, Inc. ...... Banks 135,762 13,506,961
Timken Co. (The) ................ Machinery 95,514 12,223,882
a,b
Vita Coco Co., Inc. (The) ........... Beverages 223,207 16,769,542
345,587,176
Total Common Stocks (Cost $ 567,424,243 ) .....................................
766,793,327
a
Preferred Stocks 0.0%
†
Brazil 0.0%
†
d
Localiza Rent a Car SA , 1 .29% ...... Ground Transportation 54,329 435,963
Total Preferred Stocks (Cost $ 443,618 ) .........................................
435,963
Total Long Term Investments (Cost $ 567,867,861 ) ...............................
767,229,290
Short Term Investments 6.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.2%
Canada 5.2%
Bank of Montreal , 3.62% , 6/01/26 .... 20,000,000 20,000,000
Royal Bank of Canada , 3.58% , 6/01/26 22,000,000 22,000,000
42,000,000
Total Time Deposits (Cost $ 42,000,000 ) ........................................
42,000,000
Shares
Investments from Cash Collateral Received for Loaned
Securities 1.7%
Money Market Funds 1.7%
e,f
Franklin Institutional U.S. Government
Money Market Fund , 3.579% ...... 14,152,198 14,152,198
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 14,152,198 ) ................................................................
14,152,198
a a a a a
Total Short Term Investments (Cost $ 56,152,198 ) ................................
56,152,198
a a a
Total Investments (Cost $ 624,020,059 ) 101.5% ..................................
$823,381,488
Other Assets, less Liabilities (1.5) % ...........................................
(12,424,531)
Net Assets 100.0% ...........................................................
$810,956,957
a a a

Templeton Global Smaller Companies Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at May 31, 2026.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $50,817,763, representing 6.3% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Smaller Companies Fund
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund , 3.579% ............ $— $195,762,629 $(181,610,431) $— $— $14,152,198 14,152,198 $249,423
Total Affiliated Securities ... $— $195,762,629 $(181,610,431) $— $— $14,152,198 $249,423
2. Financial Instrument Valuation
(continued)

Templeton Global Smaller Companies Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Smaller Companies Fund
Assets:
Investments in Securities:
a
Common Stocks :
Australia ............................. $ — $ 13,428,887 $ — $ 13,428,887
Austria ............................... 4,383,980 — — 4,383,980
Bahamas ............................. 13,924,934 — — 13,924,934
Brazil ................................ 19,170,847 — — 19,170,847
Canada .............................. 19,917,601 — — 19,917,601
China ............................... — 14,318,487 — 14,318,487
Denmark ............................. — 16,753,525 — 16,753,525
Germany ............................. — 10,475,822 — 10,475,822
Hong Kong ........................... — 16,980,249 — 16,980,249
India ................................ — 9,827,778 — 9,827,778
Israel ................................ — 11,961,501 — 11,961,501
Italy ................................. 7,311,580 31,684,902 — 38,996,482
Japan ............................... 8,547,933 66,576,276 — 75,124,209
New Zealand .......................... — 6,724,522 — 6,724,522
Saudi Arabia .......................... 12,426,525 — — 12,426,525
South Korea .......................... — 19,239,995 — 19,239,995
Switzerland ........................... — 28,076,905 — 28,076,905
Taiwan ............................... — 31,776,589 — 31,776,589
United Kingdom ........................ 31,243,308 26,454,005 — 57,697,313
United States .......................... 345,587,176 — — 345,587,176
Preferred Stocks ........................ 435,963 — — 435,963
Short Term Investments ................... 14,152,198 42,000,000 — 56,152,198
Total Investments in Securities ........... $477,102,045 $346,279,443
b
$— $823,381,488
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $304,279,443, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.